Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	SOCIAL REALITY, Inc.
Entity Central Index Key	0001538217
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Amendment Description

This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-207707) declared effective on November 6, 2015 (the "Original Registration Statement") is being filed to update certain information included in the prospectus contained in the Original Registration Statement as a result of the registrant filing its Annual Report on Form 10-K for the year ended December 31, 2015 that was filed with the Securities and Exchange Commission (the “SEC”) on March 16, 2016. Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus contained in this Post-Effective Amendment will be used as a combined prospectus in connection with the Registration Statement on Form S-1 (File No. 333-206791), declared effective on October 7, 2015 (the "October 2015 Registration Statement"). This Post-Effective Amendment now covers the resale of 10,897,668 shares of the registrant's Class A common stock. The registration fees for the securities included in this Post-Effective Amendment were paid in connection with the Original Registration Statement and with the October 2015 Registration Statement and therefore no additional registration fee is being paid in connection herewith. No additional securities are being registered under this filing.